Short-term Loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Debt [Line Items]
Short-term loan	¥ 134,976	$ 18,492	¥ 164,300
Weighted average interest rate	3.50%	3.50%	4.50%
Lines of credit for the short-term loans	¥ 65,024		¥ 35,700
Short term debt term	1 year
Loans Payable [Member]
Short-Term Debt [Line Items]
Short-term loan	¥ 134,976		¥ 182,301